Credit Facilities (Details)		9 Months Ended
	May 30, 2019 USD ($)	Sep. 30, 2020 USD ($) extensions	Sep. 30, 2019 USD ($)	Mar. 19, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Proceeds from line of credit	$ 35,995,000	$ 12,000,000	$ 0
Credit facility, number of extensions | extensions		2
Credit facility, term of extension		1 year
Loan-to-value ratio, maximum	65.00%
Line of credit facility, maximum borrowing capacity					$ 67,600,000
Carrying Value
Line of Credit Facility [Line Items]
Lines of credit, fair value disclosure					35,995,000	$ 0
JP Morgan Credit Facility
Line of Credit Facility [Line Items]
Loan-to-value ratio, maximum		65.00%
Line of credit facility, maximum borrowing capacity		$ 125,000,000
JP Morgan Credit Facility | Carrying Value
Line of Credit Facility [Line Items]
Lines of credit, fair value disclosure		48,500,000		$ 50,000,000	0
Proceeds from line of credit		$ 67,600,000
Berkadia Credit Facility
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.93%
Berkadia Credit Facility | Carrying Value
Line of Credit Facility [Line Items]
Lines of credit, fair value disclosure		$ 35,995,000			$ 35,995,000
Minimum | JP Morgan Credit Facility | 1-month LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.50%
Maximum | JP Morgan Credit Facility | 1-month LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.75%